                          Sun Capital Advisers Trust
                          One Sun Life Executive Park
                     Wellesley Hills, Massachusetts 02481


                              September 16, 1999


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Sun Capital Adviser Trust
     (Files Nos 333-59093 and 811-08879)
     CIK No.  0001065698

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information that would have been filed under paragraphs (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 3 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000927016-99-003123) on August 27, 1999.

     If you have any questions about this certification, please contact me at
(781) 446-1461 (collect).

                                                       Very truly yours,

                                                       /s/James F. Alban

                                                       James F. Alban

cc:  Maura A. Murphy, Esq.
     Christopher P. Harvey, Esq.
     Michelle H. Rhee, Esq.